CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Rental income									$ 605,991	$ 388,443	$ 375,135
Income from direct financing leases									59,936	56,719	5,203
Mortgage interest income									68,910	53,007	29,351
Other investment income - net									8,780	6,618	9,025
Total operating revenues	$ 210,512	$ 201,974	$ 197,711	$ 133,420	$ 131,321	$ 130,665	$ 121,800	$ 121,001	743,617	504,787	418,714
Expenses
Depreciation and amortization									210,703	123,257	128,646
General and administrative									38,568	25,888	21,588
Acquisition and merger related costs									57,525	3,948	245
Impairment loss on real estate properties									17,681	3,660	415
Provisions for uncollectible mortgages, notes and accounts receivable									7,871	2,723	2,141
Total operating expenses									332,348	159,476	153,035
Income before other income and expense									411,269	345,311	265,679
Other income (expense)
Interest income									285	44	41
Interest expense									(147,381)	(119,369)	(100,381)
Interest - amortization of deferred financing costs									(6,990)	(4,459)	(2,779)
Interest - refinancing (costs) gain									(28,837)	(3,041)	11,112
Realized loss on foreign exchange									(173)
Total other expense									(183,096)	(126,825)	(92,007)
Income before gain (loss) on assets sold									228,173	218,486	173,672
Gain (loss) on assets sold - net									6,353	2,863	(1,151)
Income from continuing operations before income taxes									234,526	221,349	172,521
Income taxes									(1,211)
Net income									233,315	221,349	172,521
Net income attributable to noncontrolling interest									(8,791)
Net income available to common stockholders	$ 60,642	$ 79,402	$ 41,428	$ 43,052	$ 56,990	$ 61,713	$ 46,817	$ 55,829	224,524	221,349	172,521
Net income									233,315	221,349	172,521
Other comprehensive loss - foreign currency translation									(8,413)
Other comprehensive loss - cash flow hedges									(718)
Total comprehensive income									224,184	221,349	172,521
Add: other comprehensive loss attributable to noncontrolling interest									419
Comprehensive income attributable to common stockholders									$ 224,603	$ 221,349	$ 172,521
Basic:
Net income available to common stockholders (in dollars per share)	$ 0.32	$ 0.43	$ 0.23	$ 0.32	$ 0.45	$ 0.48	$ 0.37	$ 0.45	$ 1.30	$ 1.75	$ 1.47
Diluted:
Net income (in dollars per share)	$ 0.32	$ 0.43	$ 0.22	$ 0.32	$ 0.44	$ 0.48	$ 0.37	$ 0.45	$ 1.29	$ 1.74	$ 1.46
Weighted-average shares outstanding, basic (in shares)									172,242	126,550	117,257
Weighted-average shares outstanding, diluted (in shares)									180,508	127,294	118,100